Reconciliation of Financial Statement to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to Form 5500:

(in thousands)	2025	2024
Net assets available for benefits per the financial statements	$2,182,543	$1,982,693
Adjustment from contract value to fair value	(2,164)	(4,806)
Net assets available for benefits per the Form 5500	$2,180,379	$1,977,887

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements for the year ended December 31 to the Form 5500:

(in thousands)	2025
Net increase in net assets available for benefits before net transfers per the financial statements	$199,651
Less: Adjustment from contract value to fair value, beginning of period	(4,806)
Add: Adjustment from contract value to fair value, end of period	(2,164)
Net increase in net assets available for benefits per the Form 5500	$202,293